Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	24
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$217,252,343.14	0.6853386	$198,493,860.27	0.6261636	$18,758,482.88
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$404,102,343.14	0.4205676	$385,343,860.27	0.4010448	$18,758,482.88

Weighted Avg. Coupon (WAC)	5.20%		5.21%
Weighted Avg. Remaining Maturity (WARM)	38.52		37.68
Pool Receivables Balance	$492,195,447.18		$468,952,629.34
Remaining Number of Receivables	45,632		44,703

Adjusted Pool Balance	$483,328,950.40		$460,591,395.40

III. COLLECTIONS

Principal:
Principal Collections					$22,493,377.46
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$635,762.16
Total Principal Collections					$23,129,139.62

Interest:
Interest Collections					$2,116,611.75
Late Fees & Other Charges					$35,049.98
Interest on Repurchase Principal					$-
Total Interest Collections					$2,151,661.73

Collection Account Interest					$3,423.16
Reserve Account Interest					$847.24
Servicer Advances					$-

Total Collections					$25,285,071.75

1 of 3

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	24
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$25,285,071.75
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$25,285,071.75

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$410,162.87		$410,162.87	$410,162.87
Collection Account Interest					$3,423.16
Late Fees & Other Charges					$35,049.98
Total due to Servicer					$448,636.01

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$271,565.43		$271,565.43
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$653,050.85		$653,050.85	$653,050.85

Available Funds Remaining:					$24,183,384.89

3. Principal Distribution Amount:					$18,758,482.88
	Distributable Amount			Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,758,482.88
Class A-4 Notes				$-
Class A Notes Total:		18,758,482.88		$18,758,482.88
Total Noteholders Principal				$18,758,482.88

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					5,424,902.01

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,866,496.78
Beginning Period Amount	$8,866,496.78
Current Period Amortization	$505,262.84
Ending Period Required Amount	$8,361,233.94
Ending Period Amount	$8,361,233.94
Next Distribution Date Required Amount	$7,875,788.58

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$ 79,226,607.26	$ 75,247,535.13	$ 75,247,535.13
Overcollateralization as a % of Adjusted Pool		16.39%	16.34%	16.34%

2 of 3

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	24
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.75%	44,145	98.42%	$461,533,981.22
30 - 60 Days	0.98%	439	1.24%	$5,815,050.58
61 - 90 Days	0.23%	103	0.29%	$1,376,826.92
91 + Days	0.04%	16	0.05%	$226,770.62
		44,703		$468,952,629.34
Total
Delinquent Receivables 61 + days past due	0.27%	119	0.34%	$1,603,597.54
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.21%	95	0.27%	$1,307,411.21
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	141	0.39%	$2,020,078.61
Three-Month Average Delinquency Ratio	0.26%		0.33%

Repossession in Current Period		26		$378,900.18
Repossession Inventory		39		$331,063.85

Charge-Offs
Gross Principal of Charge-Off for Current Period				$749,440.38
Recoveries				$(635,762.16)
Net Charge-offs for Current Period				$113,678.22

Beginning Pool Balance for Current Period				$492,195,447.18

Net Loss Ratio				0.28%
Net Loss Ratio for 1st Preceding Collection Period				-0.09%
Net Loss Ratio for 2nd Preceding Collection Period				0.49%
Three-Month Average Net Loss Ratio for Current Period				0.22%

Cumulative Net Losses for All Periods				$9,024,466.70
Cumulative Net Losses as a % of Initial Pool Balance				0.82%

Principal Balance of Extensions				$1,535,053.08
Number of Extensions				110

3 of 3